Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash Reconciliation (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 91,397	$ 110,719	$ 145,118	$ 83,045				$ 128,318
Restricted cash (presented within Other current assets)	673	670	668	665				414
Cash, cash equivalents and restricted cash	$ 92,070	$ 111,389	$ 145,786	$ 83,710	$ 51,034	$ 81,269	$ 108,627	$ 128,732	$ 60,909